Capital and Other Components of Equity (Details 1) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of distribution of earnings [Abstract]
Legal reserve	$ 1,016,060	$ 3,235,942	$ 781,894
Special reserve	847,770
Cash dividends to shareholders	$ 4,812,122	$ 14,436,368	$ 5,389,577
Cash dividends to shareholders, per share	$ 0.50	$ 1.50	$ 0.56
Appropriation Of Earnings	$ 6,675,952	$ 17,672,310	$ 6,171,471